INCOME TAXES (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
INCOME TAXES [Line Items]
Effective Income Tax Rate Reconciliation, Percent	26.50%	25.00%	25.00%
Operating Loss Carryforwards	$ 684